Cash (Tables)	12 Months Ended
Dec. 31, 2018
Cash [abstract]
Schedule of Cash

	December 31, 2018	December 31, 2017
	$	$
Cash at financial institutions	18,224,563	18,312,333
Cash held in lawyers’ trust account	109,169	146,458
	18,333,732	18,458,791